Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Oct. 31, 2018	Aug. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)
Short-term loan						¥ 50,000		¥ 100,000
Unsecured bearing interest rate							12.00%
Interest expense				¥ 1,048
Acquisition of subsidiaries					¥ 2,116
US$ [Member]
Interest expense | $			$ 153
Acquisition of subsidiaries | $
Contribution of shares | $			$ 80
Tibet Zhuli Investment Co., Ltd. [Member]
Short-term loan								¥ 50,000
Unsecured bearing interest rate								8.50%
Interest expense		¥ 1,000
Acquisition of shares	15.00%	15.00%
Tibet Zhuli Investment Co., Ltd. [Member] | US$ [Member]
Interest expense | $	$ 100
Zhonghui Huiguan Investment Management Co., Ltd.[Member]
Acquisition of subsidiaries									¥ 1,000,000